Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Have Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 563,847
Less than 12 months, Unrealized Losses	(7,890)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	563,847
Total Unrealized Losses	(7,890)
Government Agency Issued Mortgage-Backed Securities MBS [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	563,813
Less than 12 months, Unrealized Losses	(7,881)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	563,813
Total Unrealized Losses	(7,881)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	563,813
Less than 12 months, Unrealized Losses	(7,881)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	563,813
Total Unrealized Losses	(7,881)
Equity Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	34
Less than 12 months, Unrealized Losses	(9)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	34
Total Unrealized Losses	$ (9)